UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Global Bond Fund

	Principal Amount	Value ($)

Foreign Denominated Debt Obligations 76.0%
Argentine Peso 0.1%
Central Bank of Argentina, 2.0%, 2/4/2018 (Cost $111,209)	205,694	100,602
British Pound 5.2%
European Investment Bank, 4.875%, 9/7/2016	750,000	1,427,264
United Kingdom:
4.0%, 9/7/2016	905,000	1,679,295
4.25%, 6/7/2032	860,000	1,637,749
4.25%, 3/7/2036	350,000	672,355
8.0%, 6/7/2021	435,000	1,134,849

(Cost $6,565,985)		6,551,512

Canadian Dollar 1.8%
Government of Canada:
5.0%, 6/1/2014	1,250,000	1,201,889
Series WL43, 5.75%, 6/1/2029	970,000	1,063,245

(Cost $2,157,359)		2,265,134
Euro 38.1%
Aviva PLC, 5.7%, 9/29/2049	450,000	606,309
Bank Nederlandse Gemeenten NV, 4.0%, 3/2/2009	3,000,000	4,072,641
Bundesrepublic Deutschland:
Series 03, 4.75%, 7/4/2034	4,340,000	6,166,672
Series 00, 5.25%, 1/4/2011	2,750,000	3,867,534
Series 00, 5.5%, 1/4/2031	1,340,000	2,089,161
Buoni Poliennali Del Tes, 6.0%, 5/1/2031	450,000	714,722
Government of France:
2.5%, 7/12/2010	9,020,000	11,736,018
3.5%, 4/25/2015	1,480,000	1,906,610
4.25%, 10/25/2023	3,260,000	4,324,803
KFW Group, 3.5%, 4/17/2009	1,700,000	2,289,223
Rabobank Nederland-Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series 1511, 3.75%, 9/15/2009	3,000,000	4,039,682
Republic of Austria, 144A, 4.0%, 9/15/2016	4,940,000	6,547,048

(Cost $47,503,356)		48,360,423
Japanese Yen 25.0%
Government of Japan:
Series 50, 0.8%, 9/20/2010	468,000,000	3,909,124
Series 269, 1.3%, 3/20/2015	1,035,000,000	8,533,768
Series 235, 1.4%, 12/20/2011	811,000,000	6,871,925
Series 256, 1.4%, 12/20/2013	442,000,000	3,707,513
Series 214, 1.8%, 9/21/2009	471,000,000	4,043,750
Series 64, 1.9%, 9/20/2023	55,000,000	451,565
Series 13, 2.0%, 12/20/2033	76,000,000	593,358
Series 74, 2.1%, 12/20/2024	437,000,000	3,665,425

(Cost $31,697,803)		31,776,428
Malaysian Ringgit 1.6%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $1,879,158)	6,900,000	2,020,397
Mexican Peso 0.4%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	3,660,000	342,229
Series M-20, 10.0%, 12/5/2024	1,240,000	137,582

(Cost $479,981)		479,811
Norwegian Krona 1.2%
Government of Norway, 5.5%, 5/15/2009 (Cost $1,430,305)	9,000,000	1,553,860
Swedish Krona 2.6%
Government of Sweden, Series 1037, 8.0%, 8/15/2007 (Cost $3,253,840)	22,340,000	3,319,552

Total Foreign Denominated Debt Obligations (Cost $95,078,996)		96,427,719
US Dollar Denominated Debt Obligations 20.1%
United States Dollar
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)	262,315	295,104
Federative Republic of Brazil, 7.125%, 1/20/2037	260,000	273,910
Government National Mortgage Association, 7.0% with various maturities until 2/15/2029	139,581	145,513

Government of Ukraine, Series REG S, 6.58%, 11/21/2016	1,220,000	1,171,200
International Bank for Reconstruction & Development, 5.17%, 7/10/2008	700,000	701,275
Islamic Republic of Pakistan, Series REG S, 6.875%, 6/1/2017	370,000	314,500
Republic of Argentina:
5.475% *, 8/3/2012 (PIK)	490,000	337,127
Series X, 7.0%, 4/17/2017	790,000	629,849
8.28%, 12/31/2033 (PIK)	336,678	284,493
Republic of Colombia, 7.375%, 9/18/2037	510,000	543,150
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015	260,000	230,100
Series REG S, 10.0%, 8/15/2030	100,000	84,250
Republic of Indonesia, Series REG S, 6.625%, 2/17/2037	1,380,000	1,255,800
Republic of Panama, 6.7%, 1/26/2036	120,000	118,800
Republic of Peru:
6.55%, 3/14/2037	630,000	618,975
7.35%, 7/21/2025	770,000	839,300
Republic of Turkey, 6.875%, 3/17/2036	890,000	827,700
Republic of Venezuela:
7.65%, 4/21/2025	220,000	200,200
9.25%, 9/15/2027	350,000	367,500
US Treasury Notes:
3.5%, 8/15/2009	7,150,000	7,001,974
4.25% , 8/15/2013 (a)	6,300,000	6,172,526
US Treasury Bond, 7.25%, 5/15/2016	2,580,000	3,029,686

Total US Dollar Denominated Debt Obligations (Cost $25,578,292)		25,442,932
	Shares	Value ($)

Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $6,418,125)	6,418,125	6,418,125
Cash Equivalents 2.8%
Cash Management QP Trust, 5.35% (b) (Cost $3,512,147)	3,512,147	3,512,147
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $130,587,560)	103.9	131,800,923
Other Assets and Liabilities, Net	(3.9)	(5,002,903)

Net Assets	100.0	126,798,020

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of July 31, 2007.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $6,172,526 which is 4.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
CAD	2,275,000	USD	2,182,013	10/24/2007	46,040
EUR	16,192,000	USD	22,372,972	10/24/2007	162,440
MXN	3,953,000	USD	364,661	10/24/2007	6,544
NZD	5,090,000	USD	3,997,711	10/24/2007	147,396
GBP	1,409,000	USD	2,877,403	10/24/2007	19,489
GBP	1,239,000	USD	2,534,994	10/24/2007	21,895
SEK	19,240,000	USD	2,904,292	10/24/2007	38,091
USD	2,544,652	CNY	19,020,000	10/24/2007	6,396
Total unrealized appreciation					448,291

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	274,316	AUD	315,000	10/24/2007	(6,592)
JPY	1,168,982,000	USD	9,709,476	10/24/2007	(265,719)
JPY	150,960,000	USD	1,279,566	10/24/2007	(8,611)
USD	3,861,967	NZD	4,815,000	10/24/2007	(219,674)
USD	618,268	PLN	1,680,000	10/24/2007	(11,339)
PLN	352,000	USD	126,152	10/24/2007	(1,014)
USD	3,052,897	CHF	3,640,000	10/24/2007	(4,826)
CHF	154,000	USD	128,281	10/24/2007	(676)
Total unrealized depreciation					(518,451)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007